Earnings (loss) per share attributable to common shareholders	12 Months Ended
Dec. 31, 2019
Earnings Per Shares [Abstract]
Earnings (loss) per share attributable to common shareholders [Text Block]

20. Earnings (loss) per share attributable to common shareholders

For the years ended December 31, 2019 and 2018, the calculation of basic and diluted earnings per share is based on the following data:

	Year ended December 31,
	2019	2018
Earnings ($)
Net income (loss) attributable to common	(167,928)	(141,372)
Number of shares
Weighted average number of ordinary shares - basic	225,867,169	220,108,770
Effect of dilutive share options and warrants	-	-
Weighted average number of ordinary shares - diluted	225,867,169	220,108,770

For the years ended December 31, 2019 and 2018, the effect of all potentially dilutive securities was anti-dilutive, given that the Company reported a net loss for both years.